Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature
Employee benefit expenses (Note 7)	¥ 322,563	¥ 258,495	¥ 191,306
Advertising and marketing expenses	380,794	303,856	245,859
Cost of inventories and consumables	163,881	112,617	106,950
Operating lease rental expenses	4,860	8,986	43,432
Amortisation and depreciation	106,405	83,834	32,140
Utilities and office expenses	52,666	51,271	48,888
Travelling and entertainment expenses	17,136	28,173	15,037
Bank charges	4,350	5,158	4,059
Loss on disposal of property, plant and equipment	915	1,444	80
Legal and professional fee	19,273	6,032	658
Other expenses	25,207	25,479	19,169
Total expenses	¥ 1,098,050	¥ 885,345	¥ 707,578